Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Class A – Public shares [Member]
Numerator:
Allocation of net income (loss)	$ 913,410
Denominator:
Basic weighted average number of ordinary shares outstanding	3,825,137
Diluted weighted average number of ordinary shares outstanding	3,825,137
Basic net income (loss) per ordinary share	$ 0.24
Diluted net income (loss) per ordinary share	$ 0.24
Class A – Private placement shares [Member]
Numerator:
Allocation of net income (loss)	$ 27,402
Denominator:
Basic weighted average number of ordinary shares outstanding	114,754
Diluted weighted average number of ordinary shares outstanding	114,754
Basic net income (loss) per ordinary share	$ 0.24
Diluted net income (loss) per ordinary share	$ 0.24
Class B Ordinary Shares [Member]
Numerator:
Allocation of net income (loss)	$ 596,979	$ (252,866)
Denominator:
Basic weighted average number of ordinary shares outstanding	2,500,000	2,500,000
Diluted weighted average number of ordinary shares outstanding	2,500,000	2,500,000
Basic net income (loss) per ordinary share	$ 0.24	$ (0.1)
Diluted net income (loss) per ordinary share	$ 0.24	$ (0.1)